The Nature of Expenses - Summary of Amortization of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 106,693	$ 83,828	$ 78,461
Recognized in Cost of Revenues
Disclosure of attribution of expenses by nature to their function [line items]
Total	12,066	11,701	12,102
Recognized in Operating Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 94,627	$ 72,127	$ 66,359